Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consist of the following:
	As of December 31,
	2024	2025
	(in thousands)
Cash	313,604	221,233
Money market funds	8,648	428
Ending balance	322,252	221,661

Schedule of cash and cash equivalents by current

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2024 and 2025:

	RMB		RMB equivalent USD		RMB equivalent SGD	Total in RMB
	China	Overseas	China	Overseas	Overseas
	(in thousands)
December 31, 2024	199,572	—	91,020	29,023	2,637	322,252
December 31, 2025	93,853	—	117,369	10,289	150	221,661